Earnings per share (EPS) - Additional Information (Details) - shares	Jun. 30, 2024	Jun. 30, 2023
Treasury shares
Earnings per share [line items]
Ordinary shares in issue (shares)	62,959,463	66,675,497
Ordinary shares
Earnings per share [line items]
Ordinary shares in issue (shares)	1,141,513,946	1,141,513,196